FINANCIAL INSTRUMENTS - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 361,824	$ 217,148
Carrying amount	$ 276,401	$ 185,341
Variable rate
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)	4.82%	3.63%
Fixed rate
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)	3.52%	4.13%
Trade and other payables
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 26,644	$ 18,668
Carrying amount	26,644	18,668
Amounts due to other related parties
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	28	7,512
Carrying amount	28	7,512
Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	140,189	13,309
Carrying amount	$ 95,216	$ 11,162
Borrowings | Variable rate | Weighted average
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)	4.82%	3.63%
Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 194,963	$ 177,659
Carrying amount	$ 154,513	$ 147,999
Borrowings | Fixed rate | Weighted average
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)	3.52%	4.13%
Within one year
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 46,374	$ 54,666
Within one year | Trade and other payables
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	26,644	18,668
Within one year | Amounts due to other related parties
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	28	7,512
Within one year | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	4,854	843
Within one year | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	14,848	27,643
More than one year but not exceeding two years
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	25,700	14,914
More than one year but not exceeding two years | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	8,173	1,133
More than one year but not exceeding two years | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	17,527	13,781
2-3 Years
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	23,775	12,009
2-3 Years | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	8,164	1,133
2-3 Years | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	15,611	10,876
Greater Than Three Years
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	265,975	135,559
Greater Than Three Years | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	118,998	10,200
Greater Than Three Years | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 146,977	$ 125,359